SCHEDULE OF COMMON STOCK FUTURE ISSUANCE (Details)	Dec. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	9,058,459
Warrant Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	8,475,033
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	581,314
Share-Based Payment Arrangement, Option [Member] | Stock Option Available For Future Grant Under 2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	2,112